Note A - Summary of Significant Accounting Policies: Income Taxes (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Income Taxes

Income Taxes

The Company is a limited liability company treated as a partnership for federal and state income tax purposes with all income tax liabilities and/or benefits of the Company being passed through to the members. As such, no recognition of federal or state income taxes for the Company has been provided for in the accompanying financial statements. Any uncertain tax position taken by the members is not an uncertain position of the Company.

For purposes of these statements the Company has accounted for income taxes using the liability method of recognizing income tax assets and liabilities.  The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities.  A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.